Business combination - Acquisition of CR sistemas (Humanus) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Sep. 04, 2020	Dec. 31, 2019	Oct. 16, 2019
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired	100.00%		100.00%
Humanus
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired		100.00%
Purchase price		R$ 18,994
Purchase price adjusted for the probability of reaching the contingent consideration		17,899
Amount paid in cash		12,374
Amount to be paid in the acquisition of shares				R$ 900
Amount retained installments		3,000
Amount to be paid in equal installments		320
Number of equal installments		16
Contingent consideration	R$ 1,305	1,305
2022 | Humanus
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		1,254
2023 | Humanus
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		30
2024 | Humanus
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		R$ 21
Maximum | Humanus
Disclosure of detailed information about business combination [line items]
Contingent consideration	R$ 2,400